Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Key Source Of Estimation Uncertainty And Critical Accounting Judgements [Abstract]
Stream, royalty and other interests		$ 356,612	$ 395,533
Stream, royalty and other interests impairments		$ 8,877	$ 2,660
Diavik Royalty [Member]
Key Source Of Estimation Uncertainty And Critical Accounting Judgements [Abstract]
Stream, royalty and other interests impairments	$ 7,900